SUBSEQUENT EVENTS (Details Narrative) - USD ($)							3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 02, 2021	Mar. 31, 2021	Mar. 21, 2021	Mar. 15, 2021	Feb. 28, 2021	Feb. 26, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 30, 2021
Subsequent Event [Line Items]
Prepayment of convertible debt										$ 74,800
Number of stock issued								250,000
Stock issued value													$ 25,000
Assets							$ 490,013			$ 490,013		$ 258,592	$ 45,479
Acquisition stcok value								$ 0
Bronx Family Eye Care, Inc. [Member]
Subsequent Event [Line Items]
Stock issued for acquisition	2,650,000
Revenues	$ 1,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Number of stock issued													1,000,000
Stock issued value													$ 1,000
Stock issued for acquisition								6,000,000
Acquisition stcok value								$ 6,000
Stock issued during period, shares, issued for services							166,995	4,500,000	4,540,000			25,224,840	33,500,000
Stock Purchase Agreement [Member] | Gold Transactions International, Inc. [Member]
Subsequent Event [Line Items]
Number of stock issued					6,000,000
Stock issued value					$ 6,000,000
Equity Method Investment, Ownership Percentage					100.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Prepayment of convertible debt						$ 91,924
Stock issued during period, shares, issued for services		3,000,000
Subsequent Event [Member] | Bronx Family Eye Care, Inc. [Member]
Subsequent Event [Line Items]
Stock issued for acquisition			2,650,000
Revenues			$ 1,000,000
Subsequent Event [Member] | Gold Transactions International, Inc. [Member]
Subsequent Event [Line Items]
Assets					$ 5,044,610
Current portion of long-term debts					246,958
Long term debt					$ 4,797,652
Stock issued for acquisition					6,000,000
Acquisition stcok value					$ 6,000,000
Subsequent Event [Member] | We SuperGreen Energy Corp [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage														100.00%
Subsequent Event [Member] | Stock Purchase Agreement [Member] | Gold Transactions International, Inc. [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of stock issued					6,000,000
Stock issued value					$ 6,000,000
Subsequent Event [Member] | Book loss.
Subsequent Event [Line Items]
Number of stock issued				3,000,000